Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Prime Finance PFP 2019-5, Ltd. PFP 2019-5, LLC 1330 Avenue of the Avenues, Suite 2700 New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Prime Finance, PFP 2019-5, Ltd. and PFP 2019-5, LLC (collectively, the “Company”), Wells Fargo Securities, LLC and Morgan Stanley & Co. LLC (collectively, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans (the “Mortgage Assets”) expected to be included as collateral for the proposed offering of commercial mortgage-backed securities by PFP 2019-5, Ltd. and PFP 2019-5, LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 4, 2019, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 35 mortgage assets secured by 39 mortgage properties (the “Mortgage Assets”).

From February 22, 2019 through April 4, 2019, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 4, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, management agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”)
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement or additional funding statement (the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);
•	Electronic Underwritten Model or Draft Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	Asset summary report (the “ASR”).

Appendix A

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	Identification purposes only – not applicable
2	Loan Type	Loan Agreement
3	Multiple Properties (Y/N)	Appraisal Report
4	Property Name	Appraisal Report
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	Property County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	Number of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Physical Occupancy Percentage	Rent Roll
17	Occupancy Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	Loan Agreement
20	Sponsor	ASR
21	Borrower Name	Loan Agreement
22	Principals (Individuals)	Loan Agreement
23	Related Borrower (Y/N)	Loan Agreement
24	Note Date	Loan Agreement
25	First Payment Date	Loan Agreement
26	Annual Debt Service Payment (IO)	Refer to calculation procedures
27	Annual Debt Service Payment (P&I)	Refer to calculation procedures
28	Annual Debt Service Payment (Cap)	Refer to calculation procedures
29	Commitment Original Balance	Loan Agreement
30	Initial Funded Amount	Loan Agreement
31	Total Future Funding	Refer to calculation procedures
32	Future Funding Trigger / Requirements	Loan Agreement
33	Future Funding to Date	Settlement Statement
34	Cut-off Date Future Funding Remaining Balance	Refer to calculation procedures
35	Trust Loan Cut-off Date Balance	Refer to calculation procedures
36	% in Trust of Total Cut-off Date Balance	Refer to calculation procedures
37	Total Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
38	Mortgage Loan Balloon Payment	Refer to calculation procedures
39	Mortgage Loan Fully Amortized Balloon Payment	Refer to calculation procedures
40	Initial Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
41	Total Future Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
42	Remaining Future Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
43	Mortgage Loan Cut-off Date Balance / Unit	Refer to calculation procedures

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Count	Characteristic	Source Document
44	Committed Mortgage Loan Cut-off Date Balance / Unit	Refer to calculation procedures
45	Mortgage Loan Balloon Payment / Unit	Refer to calculation procedures
46	Initial Loan Term (Original)	Refer to calculation procedures
47	Cut-off Date Initial Loan Term (Remaining)	Refer to calculation procedures
48	Initial Maturity Date	Loan Agreement
49	Cut-off Date Seasoning	Refer to calculation procedures
50	Extension Options	Loan Agreement
51	1st Extension Option Description	Loan Agreement
52	2nd Extension Option Description	Loan Agreement
53	3rd Extension Option Description	Loan Agreement
54	First Extension Fee Amount	Refer to calculation procedures
55	First Extension Fee Percentage	Loan Agreement
56	First Extension Period (Months)	Loan Agreement
57	First Extension Floor	Refer to calculation procedures
58	First Extension Cap	Loan Agreement
59	Second Extension Fee Amount	Refer to calculation procedures
60	Second Extension Fee Percentage	Loan Agreement
61	Second Extension Period (Months)	Loan Agreement
62	Second Extension Floor	Refer to calculation procedures
63	Second Extension Cap	Loan Agreement
64	Third Extension Fee Amount	Refer to calculation procedures
65	Third Extension Fee Percentage	Loan Agreement
66	Third Extension Period (Months)	Loan Agreement
67	Third Extension Floor	Refer to calculation procedures
68	Third Extension Cap	Loan Agreement
69	Exit Fee	Loan Agreement
70	Fully Extended Loan Term (Original)	Refer to calculation procedures
71	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
72	Fully Extended Maturity Date	Loan Agreement
73	Rate Type	Loan Agreement
74	Index for Floating Rate	Loan Agreement
75	Fully Funded Mortgage Loan Margin	Loan Agreement
76	Rounding Factor	Loan Agreement
77	Time of Rounding (Before Spread, After Spread)	Loan Agreement
78	Rounding Direction	Loan Agreement
79	Lookback Period	Loan Agreement
80	Strike Price	Not Applicable (assumed LIBOR of 2.482% provided by the Company)
81	Mortgage Rate Floor	Refer to calculation procedures
82	Mortgage Rate Cap	Loan Agreement
83	LIBOR Cap Provider	Interest Rate Cap Agreement
84	LIBOR Cap Provider Rating (Moodys / S&P)	Ratings Screenshots
85	LIBOR Floor	Loan Agreement
86	LIBOR Cap Strike Price	Loan Agreement
87	Fully Funded Mortgage Loan Rate	Refer to calculation procedures
88	Pari Passu Initial Debt Balance	Loan Agreement
89	Cut-off Date Pari Passu Debt Balance	Loan Agreement

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Count	Characteristic	Source Document
90	Pari Passu Fully Funded Debt Balance	Loan Agreement
91	Subordinate Debt (Y/N)	Loan Agreement
92	Subordinate Debt Type (B-Note/Mezz)	Loan Agreement
93	Cut-off Date Total Debt Balance	Refer to calculation procedures
94	Cut-off Date Subordinate Debt/Mezz Loan Balance	Refer to calculation procedures*
95	Cut-off Date Total Debt As-Is LTV	Refer to calculation procedures*
96	Cut-off Date Total Debt Annual Debt Service	Refer to calculation procedures
97	Cut-off Date Total Debt UW NCF DSCR	Refer to calculation procedures*
98	Subordinate Debt Annual DS	Refer to calculation procedures
99	Subordinate Debt Interest Rate	Subordinate Debt Documents
100	Subordinate Debt Fixed Amortization	Subordinate Debt Documents
101	B Note / Mezz Loan Percentage	Refer to calculation procedures
102	Interest Accrual Basis	Loan Agreement
103	Interest Rate Change	Loan Agreement
104	Interest Rate Change Amount	Loan Agreement
105	Interest Rate Change Trigger	Loan Agreement
106	Grace Period Default (Days)	Loan Agreement
107	Grace Period Late (Days)	Loan Agreement
108	Grace Period Balloon (Days)	Loan Agreement
109	Original Prepayment Provision Terms	Loan Agreement
110	Prepayment Provision Term	Refer to calculation procedures
111	Remaining Prepayment Provision Terms	Refer to calculation procedures
112	Remaining Prepayment Provision	Refer to calculation procedures
113	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
114	Partial Release and/or Prepayment Description	Loan Agreement
115	Amortization Type During Initial Term	Loan Agreement
116	Amortization Amount During Initial Term	Loan Agreement
117	Initial Term Amortization per Month	Loan Agreement
118	Initial Term Total Amortization	Loan Agreement
119	Amortization Type During Extensions	Loan Agreement
120	Amortization Amount During Extensions	Loan Agreement
121	Total Amortization During First Extension	Loan Agreement
122	Total Amortization During Second Extension	Loan Agreement
123	Total Amortization During Third Extension	Loan Agreement
124	IO Number of Months	Loan Agreement
125	IO Number of Months Remaining	Refer to calculation procedures
126	Amortization Number of Months	Loan Agreement
127	Amortization Number of Months Remaining	Refer to calculation procedures
128	Appraisal Valuation Date	Appraisal Report
129	As-Is Appraised Value	Appraisal Report
130	Stabilized Appraised Value	Appraisal Report
131	Appraisal Anticipated Stabilization Date	Appraisal Report
132	USPAP Appraisal (Y/N)	Appraisal Report
133	FIRREA Appraisal (Y/N)	Appraisal Report
134	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to calculation procedures*
135	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to calculation procedures*
136	Extended Maturity Date Stabilized LTV Ratio	Refer to calculation procedures*
137	Third Most Recent As Of Date	Underwriting Model

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Count	Characteristic	Source Document
138	Third Most Recent Actual Revenues	Underwriting Model
139	Third Most Recent Actual Expenses	Underwriting Model
140	Third Most Recent Actual NOI	Underwriting Model
141	Third Most Recent Actual NCF	Underwriting Model
142	Second Most Recent As Of Date	Underwriting Model
143	Second Most Recent Actual Revenues	Underwriting Model
144	Second Most Recent Actual Expenses	Underwriting Model
145	Second Most Recent Actual NOI	Underwriting Model
146	Second Most Recent Actual NCF	Underwriting Model
147	Most Recent As Of Date	Underwriting Model
148	Most Recent Actual Revenues	Underwriting Model
149	Most Recent Actual Expenses	Underwriting Model
150	Most Recent Actual NOI	Underwriting Model
151	Most Recent Actual NCF	Underwriting Model
152	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures*
153	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures*
154	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures*
155	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures*
156	Underwritten Occupancy Percentage	Underwriting Model
157	Underwritten Revenues	Underwriting Model
158	Underwritten Expenses	Underwriting Model
159	Underwritten NOI	Underwriting Model
160	Underwritten Reserves	Underwriting Model
161	Underwritten NCF	Underwriting Model
162	Mortgage Loan Underwritten NOI DSCR	Refer to calculation procedures*
163	Mortgage Loan Underwritten NCF DSCR	Refer to calculation procedures*
164	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to calculation procedures*
165	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to calculation procedures*
166	Underwritten Stabilized Occupancy Percentage	Underwriting Model
167	Underwritten Stabilized Revenues	Underwriting Model
168	Underwritten Stabilized Expenses	Underwriting Model
169	Underwritten Stabilized NOI	Underwriting Model
170	Underwritten Stabilized UW Reserves	Underwriting Model
171	Underwritten Stabilized NCF	Underwriting Model
172	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures*
173	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures*
174	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures*
175	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures*
176	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures*

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Count	Characteristic	Source Document
177	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures*
178	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures*
179	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures*
180	Appraisal Stabilized Occupancy Percentage	Underwriting Model
181	Appraisal Stabilized Revenues	Underwriting Model
182	Appraisal Stabilized Expenses	Underwriting Model
183	Appraisal Stabilized NOI	Underwriting Model
184	Appraisal Stabilized Reserves	Underwriting Model
185	Appraisal Stabilized NCF	Underwriting Model
186	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures*
187	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures*
188	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures*
189	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures*
190	Loan Cross Portfolio Name	Loan Agreement
191	Lien Position	Title Policy
192	Full Recourse (Y/N/Partial)	Loan Agreement/Guaranty
193	Recourse Provisions	Loan Agreement/Guaranty
194	Recourse Carveout Guarantor	Loan Agreement/Guaranty
195	Title Vesting (Fee/Leasehold/Both)	Title Policy
196	Ground Lease Payment (Annual)	Ground Lease
197	Ground Lease Initial Expiration Date	Ground Lease
198	Ground Lease Extension (Y/N)	Ground Lease
199	# of Ground Lease Extension Options	Ground Lease
200	Ground Lease Expiration Date with Extension	Ground Lease
201	Type of Lockbox	Loan Agreement/CMA
202	Cash Management (Springing/In-place)	Loan Agreement/CMA
203	Lockbox Trigger Event	Loan Agreement/CMA
204	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
205	Environmental Escrow (Cut-off Date)	Servicer Report
206	Tax Escrow (Cut-off Date)	Servicer Report
207	Tax Escrow (Monthly)	Settlement Statement
208	Springing Tax Escrow Description	Loan Agreement
209	Insurance Escrow (Cut-off Date)	Servicer Report
210	Insurance Escrow (Monthly)	Settlement Statement
211	Springing Insurance Escrow Description	Loan Agreement
212	Replacement Reserve (Cut-off Date)	Servicer Report
213	Replacement Reserve (Monthly)	Loan Agreement
214	Springing Replacement Reserve Description	Loan Agreement
215	TI/LC Reserve (Cut-off Date)	Servicer Report
216	Monthly TI/LC Reserve	Loan Agreement

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Count	Characteristic	Source Document
217	Springing TI/LC Reserve Description	Loan Agreement
218	Cut-off Other Reserve 1	Servicer Report
219	Other Escrow 1 (Monthly)	Loan Agreement
220	Other (Springing) Escrow Reserve 1 Description	Loan Agreement
221	Cut-off Other Reserve 2	Servicer Report
222	Other Escrow 2 (Monthly)	Loan Agreement
223	Other (Springing) Escrow Reserve 2 Description	Loan Agreement
224	Engineering Report Date	Property Condition Report
225	Environmental Report Date (Phase I)	ESA Phase I Report
226	Environmental Report Date (Phase II)	ESA Phase II Report
227	Environmental Insurance (Y/N)	Insurance Certificate
228	Seismic Report Date	Seismic Report/ Property Condition Report
229	Seismic SEL %	Seismic Report / Property Condition Report
230	Seismic Insurance Obtained if SEL >= 20% (Y/N)	Insurance Certificate
231	Single-Tenant (Y/N)	Rent Roll
232	Property manager	Management Agreement
233	TIC (Y/N)	Loan Agreement
234	Max Number of TICs	Loan Agreement
235	Single Purpose Borrower (Y/N)	Loan Agreement
236	Independent Director (Y/N)	Loan Agreement
237	Borrower Non Consolidation Opinion (Y/N)	Loan Agreement/Non-Consolidation Opinion
238	DST (Y/N)	Loan Agreement
239	IDOT (Y/N)	Loan Agreement
240	Largest Tenant Name	Rent Roll
241	Largest Tenant SqFt	Rent Roll
242	Largest Tenant Expiration Date	Rent Roll
243	2nd Largest Tenant Name	Rent Roll
244	2nd Largest Tenant SqFt	Rent Roll
245	2nd Largest Tenant Expiration Date	Rent Roll
246	3rd Largest Tenant Name	Rent Roll
247	3rd Largest Tenant SqFt	Rent Roll
248	3rd Largest Tenant Expiration Date	Rent Roll
249	4th Largest Tenant Name	Rent Roll
250	4th Largest Tenant Sqft	Rent Roll
251	4th Largest Tenant Expiration Date	Rent Roll
252	5th Largest Tenant Name	Rent Roll
253	5th Largest Tenant Sqft	Rent Roll
254	5th Largest Tenant Expiration Date	Rent Roll

* For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix B

Calculation Procedures

With respect to Characteristic 26, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Total Mortgage Loan Cut-off Date Balance, (ii) Fully Funded Mortgage Loan Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 27, we were instructed by representatives of the Company to set the Annual Debt Service Payment (P&I) equal to the Annual Debt Service Payment (IO) for any Mortgage Asset that has an IO Number of Months Remaining greater than zero. We observed that all Mortgage Assets had an IO Number of Months Remaining greater than zero.

With respect to Characteristic 28, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the sum of (a) Trust Loan Cut-off Date Balance and (b) Pari Passu Fully Funded Debt Balance, (ii) sum of the (a) Fully Funded Mortgage Loan Margin and (b) LIBOR Cap Strike Price and (iii) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Total Future Funding by subtracting the (i) Initial Funded Amount from (ii) Commitment Original Balance.

With respect to Characteristic 34, we recomputed the Cut-off Date Future Funding Remaining Balance by subtracting the (i) sum of the (a) Future Funding to Date and (b) Initial Funded Amount from (ii) Commitment Original Balance.

With respect to Characteristic 35, we recomputed the Trust Loan Cut-off Date Balance as the sum of the (a) Initial Funded Amount and (b) Future Funding to Date.

With respect to Characteristic 36, we recomputed the % in Trust of Total Cut-off Date Balance by dividing the Trust Loan Cut-off Date Balance by the sum of the total Cut-off Date balance (determined by summing each Mortgage Assets’ Trust Loan Cut-off Date Balance).

With respect to Characteristic 37, we recomputed the Total Mortgage Loan Cut-off Date Balance as the sum of the (i) Trust Loan Cut-off Date Balance and (ii) Cut-off Date Pari Passu Debt Balance.

With respect to Characteristic 38, we recomputed the Mortgage Loan Balloon Payment by subtracting (i) the product of (a) Initial Term Amortization per Month and (b) Amortization number of Months minus one from (ii) the sum of (a) Initial Funded Amount, (b) Future Funding to Date and (c) Cut-off Date Pari Passu Debt Balance. With respect to the Mortgage Asset identified on the Data File as “Hampton Inn Vilano Beach,” we were instructed by representatives of the Company to replace clause (i) of this procedure with the sum of (a) $138,000 and (b) $150,000.

With respect to Characteristic 39, we recomputed the Mortgage Loan Fully Amortized Balloon Payment by subtracting the (i) sum of the (a) Initial Term Total Amortization, (b) Total Amortization During First Extension, (c) Total Amortization During Second Extension and (d) Total Amortization During Third Extension from (ii) the sum of the (a) Commitment Original Balance and (b) Pari Passu Fully Funded Debt Balance.

With respect to Characteristic 40, we recomputed the Initial Funding Mortgage Loan Balance / Unit by dividing the (i) sum of the (a) Initial Funded Amount and (b) Pari Passu Initial Debt Balance by (ii) Number of Units.

Appendix B

With respect to Characteristic 41, we recomputed the Total Future Funding Mortgage Loan Balance / Unit by dividing the (i) sum of the (a) Total Future Funding and (b) Pari Passu Fully Funded Debt Balance minus Pari Passu Initial Debt Balance by (ii) Number of Units.

With respect to Characteristic 42, we recomputed the Remaining Future Funding Mortgage Loan Balance/ Unit by dividing the (i) sum of the (a) Cut-off Date Future Funding Remaining Balance and (b) Pari Passu Fully Funded Debt Balance minus Cut-off Date Pari Passu Debt Balance by (ii) Number of Units.

With respect to Characteristic 43, we recomputed the Mortgage Loan Cut-off Date Balance / Unit by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) Number of Units.

With respect to Characteristic 44, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit by dividing the (i) sum of the (a) Commitment Original Balance and (b) Pari Passu Fully Funded Debt Balance by (ii) Number of Units.

With respect to Characteristic 45, we recomputed the Mortgage Loan Balloon Payment / Unit by dividing the Mortgage Loan Balloon Payment by the Number of Units.

With respect to Characteristic 46, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 47, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 49, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in April 2019 (“Cut-off Date”, as stipulated by representatives of the Company).

With respect to Characteristic 54, we recomputed the First Extension Fee Amount as the product of (i) the Outstanding Funded Amount (as defined below) and (ii) the First Extension Fee Percentage. The Outstanding Funded Amount shall mean the sum of the (i) Initial Funded Amount and (ii) Future Funding to Date minus the Initial Term Total Amortization. With respect to the Mortgage Asset identified on the Data File as “Ross Tower,” we were instructed by representatives of the Company to replace clause (i) of this procedure with Cut-off Date Future Funding Remaining Balance.

With respect to Characteristic 57, we recomputed the First Extension Floor as the sum of the (i) Fully Funded Mortgage Loan Margin and (ii) LIBOR Floor.

With respect to Characteristic 59, we recomputed the Second Extension Fee Amount (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and (ii) the Second Extension Fee Percentage. This procedure was performed for only those Mortgage Assets with a Second Extension Fee Percentage.

With respect to Characteristic 62, we recomputed the Second Extension Floor (if applicable) as the sum of the (i) Fully Funded Mortgage Loan Margin and (ii) LIBOR Floor. This procedure was performed for only those Mortgage Assets with a Second Extension Fee Percentage.

With respect to Characteristic 64, we recomputed the Third Extension Fee Amount (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and the Total Amortization During Second Extension and (ii) the Third Extension Fee

Appendix B

Percentage. This procedure was performed for only those Mortgage Assets with a Third Extension Fee Percentage.

With respect to Characteristic 67, we recomputed the Third Extension Floor (if applicable) as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor. This procedure was performed for only those Mortgage Assets with a Third Extension Fee Percentage.

With respect to Characteristic 70, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 71, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 81, we recomputed the Mortgage Rate Floor as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor.

With respect to Characteristic 87, we recomputed the Fully Funded Mortgage Loan Rate as the sum of (i) the Fully Funded Mortgage Loan Margin and (ii) the greater of the (a) LIBOR Floor and (b) Strike Price and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 93, we recomputed the Cut-off Date Total Debt Balance as the sum of the (i) Trust Loan Cut-off Date Balance, (ii) Cut-off Date Pari Passu Debt Balance and (iii) Cut-off Date Subordinate Debt/Mezz Loan Balance, if any.

With respect to Characteristic 94, we set the Cut-off Date Subordinate Debt/Mezz Loan Balance equal to the original balance of the subordinate debt (as set forth on the Subordinate Debt Documents). This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 95, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value.

With respect to Characteristic 96, we recomputed the Cut-off Date Total Debt Annual Debt Service as the sum of the Annual Debt Service Payment (P&I) and the Subordinate Debt Annual DS.

With respect to Characteristic 97, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Annual Debt Service, except with respect to the Mortgage Assets identified on the Data File as "Plantation Office," "CapRidge Atlanta Office Portfolio," "San Fernando Lofts," "Willow Creek," "2340 Telegraph," "Canyon at Wild Basin," "Western Arms Apartments" and "Alhambra Apartments,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Total Debt UW NCF DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 98, we recomputed the Subordinate Debt Annual DS as the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Balance, (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 101, we recomputed the B Note / Mezz Loan Percentage by dividing the Cut-off Date Subordinate Debt/Mezz Loan Balance by the Cut-off Date Total Debt Balance. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

Appendix B

With respect to Characteristic 110, we recomputed the Prepayment Provision Term by summing each of the prepayment provision components (excluding any open period) set forth in the Original Prepayment Provision Terms.

With respect to Characteristic 111, we determined the Remaining Prepayment Provision Terms by adjusting the Prepayment Provision Term by the Cut-off Date Seasoning.

With respect to Characteristic 112, we recomputed the Remaining Prepayment Provision by applying the Cut-off Date Seasoning to the Original Prepayment Provision Terms.

With respect to Characteristic 125, we recomputed the IO Number of Months Remaining, to a result not less than 0, by subtracting the Cut-off Date Seasoning from the IO Number of Months.

With respect to Characteristic 127, we recomputed the Amortization Number of Months Remaining by subtracting (i) the positive difference between the Cut-off Date Seasoning and the IO Number of Months from (ii) the Amortization Number of Months.

With respect to Characteristic 134, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 135, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (i) sum of the Commitment Original Balance and (b) Pari Passu Fully Funded Debt Balance by (ii) Stabilized Appraised Value (if the Stabilized Appraised Value is not available then we were instructed to use the As-Is Appraised Value).

With respect to Characteristic 136, we recomputed the Extended Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Fully Amortized Balloon Payment by the Stabilized Appraised Value (if the Stabilized Appraised Value is not available then we were instructed to use the As-Is Appraised Value).

With respect to Characteristic 152, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (P&I). This procedure not performed for those Mortgaged Assets for which the Most Recent Actual NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 153, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (P&I). This procedure not performed for those Mortgaged Assets for which the Most Recent Actual NCF for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 154, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Total Mortgage Loan Cut-off Date Balance. This procedure not performed for those Mortgaged Assets for which the Most Recent Actual NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 155, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Total Mortgage Loan Cut-off Date Balance. This procedure not performed for those Mortgaged Assets for which the Most Recent Actual NCF for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 162, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (P&I), except with respect to the Mortgage Assets identified on the Data File as "Plantation Office," "CapRidge Atlanta Office Portfolio," "Willow Creek," "2340 Telegraph," "Canyon at Wild Basin," "Western Arms

Appendix B

Apartments" and "Alhambra Apartments," we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 163, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (P&I), except with respect to the Mortgage Assets identified on the Data File as "Plantation Office," "CapRidge Atlanta Office Portfolio," "San Fernando Lofts," "Willow Creek," "2340 Telegraph," "Canyon at Wild Basin," "Western Arms Apartments" and "Alhambra Apartments,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 164, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Total Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 165, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Total Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 172, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the sum of (i) the product of (a) the sum of the (1) Commitment Original Balance and (2) Pari Passu Fully Funded Debt Balance, (b) the Fully Funded Mortgage Loan Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 173, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Amortized Annual Debt Service Payment. The “Fully Funded Amortized Annual Debt Service Payment” is equal to the product of (a) the Mortgage Loan Fully Amortized Balloon Payment, (b) the Fully Funded Mortgage Loan Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 175, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Amortized Annual Debt Service Payment.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of the (i) Commitment Original Balance and (ii) Pari Passu Fully Funded Debt Balance.

With respect to Characteristic 177, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Mortgage Loan Fully Amortized Balloon Payment.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of the (i) Commitment Original Balance and (ii) Pari Passu Fully Funded Debt Balance.

Appendix B

With respect to Characteristic 179, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Mortgage Loan Fully Amortized Balloon Payment.

With respect to Characteristic 186, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. This procedure not performed for those Mortgage Assets for which the Appraisal Stabilized NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 187, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. This procedure not performed for those Mortgaged Assets for which the Appraisal Stabilized NCF for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 188, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (i) Commitment Original Balance and (ii) Pari Passu Fully Funded Debt Balance. This procedure not performed for those Mortgaged Assets for which the Appraisal Stabilized NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 189, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of the (i) Commitment Original Balance and (ii) Pari Passu Fully Funded Debt Balance. This procedure not performed for those Mortgaged Assets for which the Appraisal Stabilized NCF for such Mortgaged Asset was not available (as set forth on the Data File).